Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2024, we did not grant stock options or similar awards having option-like features (“similar awards”) as part of our equity compensation programs. If the 2025 Plan is approved by the shareholders of the Corporation at the Meeting, and if stock options or similar awards are granted under the 2025 Plan, we anticipate that our policy will be not to grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Shares, such as a significant positive or negative earnings announcement. In addition, we do not anticipate granting stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy. To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule, with limited ad hoc grants, but in all instances without taking into account material nonpublic information in determining either the time or terms of such awards. Our executive officers will not be permitted to choose the grant date for their individual stock option grants, if any are granted. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule, with limited ad hoc grants, but in all instances without taking into account material nonpublic information in determining either the time or terms of such awards. Our executive officers will not be permitted to choose the grant date for their individual stock option grants, if any are granted. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If the 2025 Plan is approved by the shareholders of the Corporation at the Meeting, and if stock options or similar awards are granted under the 2025 Plan, we anticipate that our policy will be not to grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Shares, such as a significant positive or negative earnings announcement. In addition, we do not anticipate granting stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy.
MNPI Disclosure Timed for Compensation Value	false